SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Allowance for credit losses) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Accounting Policies [Abstract]
Allowance for credit losses, beginning balance	$ (255,215)	$ (122,190)
Current period provision	(112,727)	0
Write off charged against the allowance	118,143	0
Allowance for credit losses, ending balance	$ (249,799)	$ (122,190)